Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common stock (Parentheticals) - $ / shares	3 Months Ended		7 Months Ended	9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2022
Class A [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	12,808,125	4,455,000	1,821,600	12,808,125
Diluted net income (loss) per common stock	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34
Class B [Member]
Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per common stock (Parentheticals) [Line Items]
Diluted weighted average shares outstanding	3,162,500	2,893,478	2,050,889	3,162,500
Diluted net income (loss) per common stock	$ (0.04)	$ (0.15)	$ (0.29)	$ 0.34